Share capital (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands							1 Months Ended				12 Months Ended				48 Months Ended
	Dec. 13, 2024 shares	Aug. 18, 2023 shares	Aug. 16, 2023 ¥ / shares shares	Jul. 29, 2022 shares	Jul. 20, 2022 CNY (¥) ¥ / shares shares	Oct. 13, 2020 CNY (¥) shares	Feb. 28, 2023 CNY (¥)	May 31, 2022 CNY (¥) ¥ / shares shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2023 CNY (¥)	Oct. 13, 2020 USD ($)
Share capital (Details) [Line Items]
Issuance of shares | ¥							¥ 170,000
Borrowings (in Dollars) | ¥											¥ 144,252	¥ 85,938
Number of treasury shares											1,263,750	1,263,750	1,263,750	135,000
Total consideration for share repurchases (in Yuan Renminbi) | ¥											¥ 2,023	¥ 2,023			¥ 2,023
MY Universe (HK) Limited [Member]
Share capital (Details) [Line Items]
Issuance of shares | ¥					¥ 170,000
Issuance and allotment of new ordinary shares					36,402,570
Share issue price (in Yuan Renminbi per share) | ¥ / shares					¥ 4.67
Peak Asia Investment Holdings V Limited [Member]
Share capital (Details) [Line Items]
Issuance and allotment of new ordinary shares			12,088,808
Conversion price per ordinary share (in Yuan Renminbi per share) | ¥ / shares			¥ 4.203
Seefar Global Holdings Limited [Member]
Share capital (Details) [Line Items]
Issuance and allotment of new ordinary shares	2,698,870	1,956,516
Shengli Family Limited [Member]
Share capital (Details) [Line Items]
Ordinary shares reserved for issued												1,128,750	1,128,750
Convertible note 2020 [Member]
Share capital (Details) [Line Items]
Borrowings (in Dollars) | $													$ 0
American depositary shares [Member]
Share capital (Details) [Line Items]
Number of ordinary shares repurchased						135,000						45,000	45,000	45,000
Authorized to repurchase shares (in Dollars) | $																$ 6,000,000
Total consideration for share repurchases (in Yuan Renminbi) | ¥						¥ 2,000
Ordinary shares [Member]
Share capital (Details) [Line Items]
Number of ordinary shares repurchased												135,000	135,000
Share capital [Member] | Lafang [Member]
Share capital (Details) [Line Items]
Issuance of shares to Hawyu (HK) Limited										5,329,410
Price per share (in Dollars per share) | $ / shares										$ 8.5
Number of shares per ADS										3
Issuance of shares | $										$ 15,100,000
Share capital [Member] | Hawyu [Member]
Share capital (Details) [Line Items]
Issuance of shares to Hawyu (HK) Limited								21,413,276	21,413,276
Issuance of shares								¥ 100,000	$ 15,000,000
Price per ADS | (per share)								¥ 4.67	$ 2.1
Share capital [Member] | Performance Incentive Plan [Member]
Share capital (Details) [Line Items]
Issuance of shares under Performance Incentive Plan				1,927,793
Aggregate percentage of shares issued on total number of outstanding ordinary shares				2.00%
Share capital [Member] | Ordinary shares [Member]
Share capital (Details) [Line Items]
Issuance of shares to Hawyu (HK) Limited														21,413,276
Issuance of shares under Performance Incentive Plan														1,927,793
Share capital [Member] | Ordinary shares [Member] | MY Universe (HK) Limited [Member]
Share capital (Details) [Line Items]
Issuance of shares to Hawyu (HK) Limited													36,402,570
Share capital [Member] | Ordinary shares [Member] | Peak Asia Investment Holdings V Limited [Member]
Share capital (Details) [Line Items]
Issuance of shares to Hawyu (HK) Limited													12,088,808
Share capital [Member] | Ordinary shares [Member] | Seefar Global Holdings Limited [Member]
Share capital (Details) [Line Items]
Issuance of shares to Hawyu (HK) Limited												2,698,870	1,956,516